Initial Public Offering (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 20, 2018	Oct. 26, 2018	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)	1,487,992	10,000,000
Purchase price per unit (in Dollars per share)		$ 10
Exercise price (in Dollars per share)	$ 11.5
Warrant, description	Every 10 Public Rights will convert automatically into one ordinary share upon consummation of a Business Combination (see Note 10).
Public Units [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)		10,000,000
Purchase price per unit (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Upfront underwriting discount			$ 2,000,000
Offering price to underwriter			$ 297,598
Offering price to underwriter, percentage			2.00%
Additional fee to underwriter			$ 3,500,000
Deferred discount gross offering proceeds			$ 520,797
Percentage of deferred discount gross offering proceeds			3.50%
Total offering costs			$ 3,060,924
Underwriter's commissions			2,297,598
Other offering costs			$ 763,326
Purchase Option [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)		500,000
Purchase price per unit (in Dollars per share)			$ 3.206
Exercise price (in Dollars per share)		$ 11.5
Underwriter's fees		$ 100
Aggregate exercise price		$ 5,750,000
Stock options expired term		5 years
Option to purchase ordinary shares (in Shares)		500,000
Warrants to purchase shares and rights (in Shares)		250,000
Ordinary shares issued upon exercise of the option (in Shares)		50,000
Cash payment			$ 100
Fair value of purchase option			$ 1,603,060
Expected volatility			38.00%
Risk-free interest rate			2.29%
Fair value expected life		5 years